Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2022 and 2023:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2021:
Goodwill	¥140,099	¥728,644	¥223,301	¥2,300	¥1,094,344
Accumulated impairment losses(1)	(63,393)	(645,731)	(14,368)	—	(723,492)
	76,706	82,913	208,933	2,300	370,852
Foreign currency translation adjustments and other	4,694	7,358	12,493	—	24,545
Balance at March 31, 2022:
Goodwill	144,793	736,002	235,794	2,300	1,118,889
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	(2,415)	(89,371)	—	—	(91,786)
	¥78,985	¥900	¥221,426	¥2,300	¥303,611
Impairment loss	—	—	(33,553)	—	(33,553)
Foreign currency translation adjustments and other	9,683	(900)	17,931	—	26,714
Balance at March 31, 2023:
Goodwill(3)	152,236	481,263	253,725	2,300	889,524
Accumulated impairment losses(3)	(63,568)	(481,263)	(47,921)	—	(592,752)
	¥88,668	¥—	¥205,804	¥2,300	¥296,772

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying consolidated balance sheet at March 31, 2022.
(3)For the balance at March 31, 2023, the Goodwill and Accumulated impairment losses of the Global Corporate & Investment Banking Business Group and Global Commercial Banking Business Group in the above table exclude the goodwill and accumulated impairment losses previously recorded for MUFG Union Bank, which was sold during the fiscal year ended March 31, 2023. See Note 2 for further information.
U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2021, the MUFG Group recognized ¥147,564 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due largely to increases in observed market discount rates, the fair values of the reporting units were lowered. This led management to believe that the fair values of certain reporting unit was below carrying value. As a result, the fair value of the reporting unit was measured for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. This goodwill impairment includes the impact of an intervening event due to the economic environment triggered by COVID-19 for the three-month period ended March 31, 2020.
For the fiscal year ended March 31, 2023, the MUFG Group recognized ¥33,553 million of impairment of goodwill relating to the First Sentier Investors reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to market volatility and a decline in the equity markets, the portfolio balance of assets under management decreased, which resulted in a decrease in the reporting unit’s cash flow projections. As a result, the fair value of the reporting unit was measured on December 31, 2022 for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
The MUFG Group consolidates certain subsidiaries, including MUAH, based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous.
Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2022 and 2023:

	2022			2023
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,169,332	¥2,380,861	¥788,471	¥3,440,220	¥2,606,923	¥833,297
Customer relationships	528,969	282,324	246,645	552,204	319,293	232,911
Core deposit intangibles	114,059	58,972	55,087	119,555	69,379	50,176
Trade names	76,858	36,846	40,012	79,861	41,090	38,771
Other	15,194	4,859	10,335	17,861	6,751	11,110
Total	¥3,904,412	¥2,763,862	1,140,550	¥4,209,701	¥3,043,436	1,166,265
Intangible assets not subject to amortization:
Other			8,051			7,958
Total			¥1,148,601			¥1,174,223
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2022 amounted to ¥262,826 million, which primarily consisted of ¥262,645 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2022 amounted to ¥3,498 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2023 amounted to ¥273,108 million, which primarily consisted of ¥272,410 million of software. The weighted average amortization periods for these assets are 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2023 amounted to ¥1,479 million.
For the fiscal years ended March 31, 2021, 2022 and 2023, the MUFG Group recognized ¥21,680 million, ¥33,301 million and ¥5,151 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2024	¥281,137
2025	236,575
2026	193,844
2027	146,394
2028	111,124